NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Nov. 07, 2017
NON-CONTROLLING INTEREST
Non-controlling interest, Beginning Balance	$ 400	$ 489	$ 495
Net loss attributable to non-controlling interest	(5)	(32)	(28)
Foreign currency translation adjustment attributable to non-controlling interest	(1)	(57)	22
Non-controlling interest, Ending balance	$ 394	$ 400	$ 489
Hengbang Insurance
NON-CONTROLLING INTEREST
Ownership equity interest	0.20%			0.20%